Value Line Larger Companies Focused Fund, Inc.

7 Times Square

New York, NY 10036

212-907-1850

January 10, 2018

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Value Line Larger Companies Focused Fund, Inc.
File Nos.2-31640; 811-01807
Rule 497

Dear Sir/Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in the prospectus dated January 1, 2018.

Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at (212)907-1850.

Sincerely yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel